Employee Benefit Plans (Target Asset Allocation) (Details)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Target Asset Allocation	100.00%
Actual Asset Allocation	100.00%	100.00%
Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target Asset Allocation	72.00%
Actual Asset Allocation	72.00%	70.00%
Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target Asset Allocation	28.00%
Actual Asset Allocation	28.00%	30.00%